SCHEDULE OF STOCK OPTIONS ASSUMPTIONS (Details) - $ / shares		9 Months Ended	12 Months Ended
	Dec. 08, 2021	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend rate	0.00%
Risk-free rate	1.52%
Weighted average expected life	10 years
Volatility rate	130.00%
Share price	$ 6.49
Before Modification [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend rate		0.00%	0.00%
Risk-free rate		0.06%	0.06%
Weighted average expected life		9 months	9 months
Volatility rate		25.00%	25.00%
Exercise price		$ 1.4	$ 0.014
After Modification [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend rate		0.00%	0.00%
Risk-free rate		0.12%	0.12%
Weighted average expected life		18 months	18 months
Volatility rate		25.00%	25.00%
Exercise price		$ 1.4	$ 0.014